GOING CONCERN	6 Months Ended
Jun. 30, 2026
GOING CONCERN
GOING CONCERN

3.GOING CONCERN

As reflected in the Company’s consolidated financial statements, the Company had a net loss of $19,221,741 and $4,175,903 for the six months ended June 30, 2026 and 2025, respectively, and reported a cash outflow of $2,899,790 and $544,786 for the six months ended June 30, 2026 and 2025. These factors initially raised a substantial doubt about the Company’s ability to continue as a going concern.

As of June 30, 2026, the Company had cash and cash equivalents of $727,694, compared to current liabilities of $6,595,063, of which advances from customers of $579,269 were not required to be settled in cash. Total current assets are sufficient to cover current liabilities expected to be paid during the twelve months ending June 30, 2027. The Company also obtained a one-year bank borrowing during the six months ended June 30, 2026. On June 8, 2026, the Company closed a private placement, pursuant to which the Company issued and sold 25,000,000 ordinary shares for an aggregate net proceeds of $12,519,413. On July 31, 2026, the Company issued and sold 1,280,000 ordinary shares for an aggregate purchase price of $665,600 to ANRUITAI INVESTMENT LIMITED, the original principal shareholder of the Company. The Company intends to meet its cash requirements for the next 12 months from the issuance date of this report through a combination of application of credit terms and bank loans. Given the factors mentioned above, the Company assesses current working capital to be sufficient to meet its obligations for the next 12 months from the issuance date of this report. Accordingly, management continues to prepare the Company’s unaudited condensed consolidated financial statements on a going concern basis.

However, future financing requirements will depend on many factors, including the scale and pace of the expansion of the Company’s advertising business, the expansion of the Company’s sales and marketing activities, and potential investments in, or acquisitions of, businesses or technologies. Inability to obtain credit terms from medias or access to financing on favorable terms in a timely manner or at all would materially and adversely affect the Company’s business, results of operations, financial condition, and growth prospects.